Annual Total Returns - BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (Class K) [BarChart] - Class K - BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO - Class K Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	5.97%
Annual Return 2012	18.39%
Annual Return 2013	44.15%
Annual Return 2014	28.86%
Annual Return 2015	11.00%
Annual Return 2016	(5.85%)
Annual Return 2017	25.30%
Annual Return 2018	8.39%
Annual Return 2019	25.73%
Annual Return 2020	19.91%